Liquidity Capital Resources and Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Nature of Business and Presentation of Financial Statements
Accumulated Deficit	$ 4,032,873			$ 3,160,015	$ (4,593)
Net Income (loss)	(872,858)	$ (66,551)		(3,164,608)	40,337
Net Cash Used In Operations	115,911
Working capital	$ 10,501,137			11,263,270	$ 10,572
Proceed from sales of stock			$ 5,000,000	6,551,745
Net cash used in operations				$ 1,840,950